Other Income And Expense (Tables)	12 Months Ended
Apr. 30, 2011
Other Income and Expense [Abstract]
Consolidated statement of operations

Net sales	$(3)
Selling, general, and administrative expenses	(6)
Other income	62
Income taxes	(15)

Net gain	$38